                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Christopher Argyrople

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 28-10513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               August 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       106

Form 13F Information Table Value Total:   $   34,691
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE






COLUMN 1                       COLUMN 2    COLUMN 3      COLUMN 4    COLUMN 5                COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                 TITLE       CUSIP         VALUE       SHARES OR               INVESTMENT   MANA-      VOTING
                               OF          NUMBER        X($1000)    PRINCIPLE   SH/  PUT/   DISCRETION   GERS       AUTHORITY
                               CLASS                                 AMOUNT      PRN  CALL                           (SHARED)
--------------                 --------    ---------     --------    ---------   ---  ----   ----------   --------   ---------

AMIS Holdings Inc              OTC EQ      031538101     $417        24,650  	SH            SHARED      NONE        24,650
AXT Inc                        OTC EQ      00246W103     $60         30,700     SH            SHARED      NONE        30,700
Actel Corporation              OTC EQ      004934105     $757        40,900     SH            SHARED      NONE        40,900
Advanced Fibre Comm Inc        OTC EQ      00754A105     $285        14,100     SH            SHARED      NONE        14,100
Agilysys Inc                   OTC EQ      00847J105     $496        36,000     SH            SHARED      NONE        36,000
Airtran Holdings Inc           COMMON      00949P108     $461        32,600     SH            SHARED      NONE        32,600
Alamosa Holdings, Inc.         OTC EQ      011589108     $301        40,900     SH            SHARED      NONE        40,900
AmerUs Group Co                COMMON      03072M108     $501        12,100     SH            SHARED      NONE        12,100
American Safety Ins Hldgs Ltd  COMMON      2406167US     $579        38,600     SH            SHARED      NONE        38,600
AmerisourceBergen Corporation  COMMON      03073E105     $389        6,500      SH            SHARED      NONE        6,500
ANADIGICS Inc                  OTC EQ      032515108     $226        44,000     SH            SHARED      NONE        44,000
Andrew Corporation             OTC EQ      034425108     $430        21,500     SH            SHARED      NONE        21,500
Anworth Mortgage Asset Corp    COMMON      037347101     $367        30,900     SH            SHARED      NONE        30,900
Apria Healthcare Group Inc     COMMON      037933108     $442        15,400     SH            SHARED      NONE        15,400
Arkansas Best Corporation      OTC EQ      040790107     $517        15,700     SH            SHARED      NONE        15,700
Arrow Electronics Inc          COMMON      042735100     $472        17,600     SH            SHARED      NONE        17,600
Artesyn Technologies Inc       OTC EQ      043127109     $624        69,300     SH            SHARED      NONE        69,300
Assured Guaranty Ltd           COMMON      B00V7H8US     $373        22,000     SH            SHARED      NONE        22,000
Astro-Med Inc                  OTC EQ      04638F108     $357        35,200     SH            SHARED      NONE        35,200
BTU International Inc          OTC EQ      056032105     $159        30,778     SH            SHARED      NONE        30,778
Beverly Enterprises Inc        COMMON      087851309     $356        41,400     SH            SHARED      NONE        41,400
CTS Corporation                COMMON      126501105     $241        20,000     SH            SHARED      NONE        20,000
ChipPAC Inc                    OTC EQ      169657103     $595        94,900     SH            SHARED      NONE        94,900
Cohu, Inc.                     OTC EQ      192576106     $350        18,400     SH            SHARED      NONE        18,400
Compucom Systems Inc           OTC EQ      204780100     $67         14,860     SH            SHARED      NONE        14,860
Concord Communications, Inc.   OTC EQ      206186108     $227        19,900     SH            SHARED      NONE        19,900
Consol Energy Inc              COMMON      20854P109     $677        18,800     SH            SHARED      NONE        18,800
Continental Airlines Inc       COMMON      210795308     $182        16,000     SH            SHARED      NONE        16,000
Covenant Transport Inc         OTC EQ      22284P105     $205        12,000     SH            SHARED      NONE        12,000
Cox Radio Inc                  COMMON      224051102     $327        18,800     SH            SHARED      NONE        18,800
Cymer Inc                      OTC EQ      232572107     $498        13,300     SH            SHARED      NONE        13,300
D&K Healthcare Resources Inc   OTC EQ      232861104     $474        39,500     SH            SHARED      NONE        39,500
Dot Hill Systems Corp          OTC EQ      25848T109     $359        32,000     SH            SHARED      NONE        32,000
EP Medsystems Inc              OTC EQ      26881P103     $142        47,700     SH            SHARED      NONE        47,700
Electro Scientific Industries  OTC EQ      285229100     $320        11,300     SH            SHARED      NONE        11,300
Emmis Communications Corp      OTC EQ      291525103     $245        11,700     SH            SHARED      NONE        11,700
Emulex Corp                    COMMON      292475209     $439        30,700     SH            SHARED      NONE        30,700
Entercom Communications Corp   COMMON      293639100     $421        11,300     SH            SHARED      NONE        11,300
ExpressJet Holdings Inc        COMMON      30218U108     $277        22,800     SH            SHARED      NONE        22,800
Freeport-McMoRan Copper & Gold COMMON      35671D857     $209        6,300      SH            SHARED      NONE        6,300
Frontier Oil Corporation       COMMON      35914P105     $464        21,900     SH            SHARED      NONE        21,900
GATX Corporation               COMMON      361448103     $533        19,600     SH            SHARED      NONE        19,600
Goody's Family Clothing Inc    OTC EQ      382588101     $711        68,515     SH            SHARED      NONE        68,515
Health Net Inc                 COMMON      42222G108     $413        15,600     SH            SHARED      NONE        15,600
Hearst-Argyle Television Inc   COMMON      422317107     $412        16,000     SH            SHARED      NONE        16,000
IXYS Corporation               OTC EQ      46600W106     $110        14,000     SH            SHARED      NONE        14,000
Imperial Chemical Industries   COMMON      452704505     $324        19,100     SH            SHARED      NONE        19,100
Ingram Micro Inc               COMMON      457153104     $220        15,200     SH            SHARED      NONE        15,200
J Jill Group Inc/The           OTC EQ      466189107     $368        15,600     SH            SHARED      NONE        15,600
King Pharmaceuticals Inc       COMMON      495582108     $134        11,700     SH            SHARED      NONE        11,700
LTX Corporation                OTC EQ      502392103     $169        15,600     SH            SHARED      NONE        15,600
Lufkin Industries Inc          OTC EQ      549764108     $237        7,400      SH            SHARED      NONE        7,400
MAPICS, Inc.                   OTC EQ      564910107     $332        31,400     SH            SHARED      NONE        31,400
MFA Mortgage Investments Inc   COMMON      55272X102     $273        30,700     SH            SHARED      NONE        30,700
Multi-Fineline Electronix Inc  OTC EQ      62541B101     $840        83,700     SH            SHARED      NONE        83,700
NBTY Inc                       COMMON      628782104     $520        17,700     SH            SHARED      NONE        17,700
NOVA Chemicals Corporation     COMMON      66977W109     $825        28,500     SH            SHARED      NONE        28,500
Navigators Group Inc           OTC EQ      638904102     $402        13,900     SH            SHARED      NONE        13,900
Netopia, Inc.                  OTC EQ      64114K104     $170        25,800     SH            SHARED      NONE        25,800
New Horizons Worldwide Inc     OTC EQ      645526104     $240        40,062     SH            SHARED      NONE        40,062
Olin Corporation               COMMON      680665205     $268        15,200     SH            SHARED      NONE        15,200
Option Care Inc                OTC EQ      683948103     $316        20,700     SH            SHARED      NONE        20,700
Overnite Corporation           OTC EQ      690322102     $456        15,500     SH            SHARED      NONE        15,500
Park Electrochemical Corp      COMMON      700416209     $1,177      46,600     SH            SHARED      NONE        46,600
Patterson-UTI Energy Inc       OTC EQ      703481101     $234        7,000      SH            SHARED      NONE        7,000
Pinnacle Airlines Corp         OTC EQ      723443107     $165        14,600     SH            SHARED      NONE        14,600
Province Healthcare Company    COMMON      743977100     $355        20,700     SH            SHARED      NONE        20,700
QRS Corporation                OTC EQ      74726X105     $85         13,000     SH            SHARED      NONE        13,000
Quality Distribution Inc.      OTC EQ      74756M102     $210        19,000     SH            SHARED      NONE        19,000
Quantum Fuel Systems Tech      OTC EQ      74765E109     $245        40,000     SH            SHARED      NONE        40,000
QuickLogic Corporation         OTC EQ      74837P108     $216        61,900     SH            SHARED      NONE        61,900
RadiSys Corporation            OTC EQ      750459109     $344        18,500     SH            SHARED      NONE        18,500
Rimage Corporation             OTC EQ      766721104     $252        16,800     SH            SHARED      NONE        16,800
Rotech Healthcare Inc.         OTC EQ      778669101     $826        33,700     SH            SHARED      NONE        33,700
Saga Communications Inc        COMMON      786598102     $277        15,200     SH            SHARED      NONE        15,200
Sensient Technologies Corp     COMMON      81725T100     $350        16,300     SH            SHARED      NONE        16,300
Sprint Corporation             COMMON      852061100     $422        24,000     SH            SHARED      NONE        24,000
Steiner Leisure Limited        OTC EQ      2784692US     $308        14,000     SH            SHARED      NONE        14,000
Superconductor Technologies    OTC EQ      867931107     $153        124,000    SH            SHARED      NONE        124,000
Superior Essex Inc.            OTC EQ      86815V105     $344        24,200     SH            SHARED      NONE        24,200
Synplicity Inc                 OTC EQ      87160Y108     $246        41,000     SH            SHARED      NONE        41,000
TRW Automotive Holdings Corp   COMMON      87264S106     $396        21,000     SH            SHARED      NONE        21,000
Talk America Holdings Inc      OTC EQ      87426R202     $546        71,200     SH            SHARED      NONE        71,200
PT Telekomunikasi Indonesia    COMMON      715684106     $286        18,400     SH            SHARED      NONE        18,400
Therma-Wave Inc                OTC EQ      88343A108     $129        26,200     SH            SHARED      NONE        26,200
Triad Hospitals Inc            COMMON      89579K109     $335        9,000      SH            SHARED      NONE        9,000
Twin Disc Incorporated         COMMON      901476101     $305        12,500     SH            SHARED      NONE        12,500
US Xpress Enterprises Inc      OTC EQ      90338N103     $715        45,453     SH            SHARED      NONE        45,453
USF Corporation                OTC EQ      91729Q101     $274        7,800      SH            SHARED      NONE        7,800
Universal Health Services      COMMON      913903100     $207        4,500      SH            SHARED      NONE        4,500
Wabtec Corporation             COMMON      929740108     $686        38,000     SH            SHARED      NONE        38,000
White Electronic Designs Corp  OTC EQ      963801105     $157        30,000     SH            SHARED      NONE        30,000
Zhone Technologies, Inc.       OTC EQ      98950P108     $207        53,100     SH            SHARED      NONE        53,100
iBasis, Inc.                   OTC EQ      450732102     $59         34,800     SH            SHARED      NONE        34,800
inTEST Corporation             OTC EQ      461147100     $335        53,200     SH            SHARED      NONE        53,200
Astoria Fncl Corp July 40 Put  PUT OP      0462658SH     $34         10,000     SH    PUT     SHARED      NONE        10,000
Autonation Inc Oct 20 Put      PUT OP      05329W8VD     $37         12,900     SH    PUT     SHARED      NONE        12,900
Archstone-Smith Sept 30 Put    PUT OP      0395838UF     $17         10,000     SH    PUT     SHARED      NONE        10,000
Independnc Com Bk Sept 40 Put  PUT OP      74534148UH    $50         11,600     SH    PUT     SHARED      NONE        11,600
JP Morgan Chase Sept 40 Put    PUT OP      46625H8UH     $23         10,000     SH    PUT     SHARED      NONE        10,000
Mentor Corp Oct 35 Put         PUT OP      5871888VG     $26         10,100     SH    PUT     SHARED      NONE        10,100
Nasdaq 100 Indx August 39 Put  PUT OP      6311008TM     $17         10,000     SH    PUT     SHARED      NONE        10,000
Thornburg Mortgage July 30 Put PUT OP      8852188SF     $31         10,000     SH    PUT     SHARED      NONE        10,000
Valley Ntnl Banc Sep 28.625 Pt PUT OP      064057102     $39         10,000     SH    PUT     SHARED      NONE        10,000
Western Gas Res July 27.5 Put  PUT OP      9582598SY     $1          12,000     SH    PUT     SHARED      NONE        12,000
C.H. Robinson Wld Aug 45 Put   PUT OP      12541W8TI     $12         10,000     SH    PUT     SHARED      NONE        10,000

                                                       $34,691


